Commitments and contingencies (Details) CAD in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2016 USD ($)	Apr. 30, 2014
Disclosure of other provisions [line items]
Capital commitments	$ 3,049,000		$ 3,863,000
Royalty related to UTC, revenue obligations
Disclosure of other provisions [line items]
Royalty obligation on future sale of intellectual property, percentage				25.00%
Royalty obligation, percentage	2.00%
Maximum royalty expense	$ 4,613,000	CAD 5,351
Royalty expense	$ 0
Royalty of other revenue obligations
Disclosure of other provisions [line items]
Royalty obligation, percentage	2.00%
Maximum royalty expense	$ 1,896,000	CAD 2,200
Royalty expense	$ 0